OREO	12 Months Ended
Dec. 31, 2011
OREO [Abstract]
OREO
Note  7.   OREO

At December 31, 2011, the Company had $19.4 million of OREO, compared to $16.7 million of OREO at December 31, 2010, the largest being a condominium development located in Absecon, New Jersey at $12.7 million. Also included is a country club located in Woodbury, New Jersey at $2.5 million. During the year, the Company disposed of $3.5 million of OREO, recognizing a loss of $44 thousand. Also during the year, the Company wrote down OREO property by $513 thousand based on a drop in appraised values. There was no valuation allowance related to OREO as of December 31, 2011 and 2010. Operating expenses related to OREO, net of related income, for 2011 and 2010, were $642 thousand and $622 thousand, respectively.

An analysis of OREO activity is as follows:

	For the Year Ended December 31,
	2011	2010
	(Amounts in thousands)
Balance at beginning of period	$16,701	$-
Real estate acquired in settlement of loans	1,879	15,744
Sales of real estate	(3,414)	(766)
Gain/(loss) on sale of real estate	(44)	39
Write-down of real estate carrying values	(514)	(1,311)
Capitalized improvements to real estate	4,802	2,995
Balance at end of period	$19,410	$16,701